Segments	12 Months Ended
Dec. 31, 2023
Segments [Abstract]
Segments

Note 16 — Segments

The Company routinely evaluates whether its operating and reportable segments continue to reflect the way the CODM evaluates the business. The determination is based on: (1) how the Company’s CODM evaluates the performance of the business, including resource allocation decisions, and (2) whether discrete financial information for each operating segment is available. The Company considers the chief executive officer to be its CODM.

As of December 31, 2023, the Company’s operating and reportable segments include:

•        Marketplace:    PSQ has created a marketplace platform to access consumers that are drawn to patriotic values. The Company generates revenue from advertising and eCommerce transactions.

•        Brands:    The first wholly-owned brand is EveryLife, Inc., which generates revenue from online sales of diapers and wipes.

The CODM measures and evaluates the Company’s performance based on Segment gross revenue, Segment gross profit margin and Segment operating income.

Segment performance, as defined by the Company, is not necessarily comparable to other similarly titled captions of other companies.

The following tables set forth the Company’s revenues, net and adjusted EBITDA for the years ended December 31, 2023 and 2022:

	For the years ended December 31,
	2023	2022
Revenues, net:
Marketplace
Advertising and eCommerce sales	$2,987,406	$475,175
Brands
Product sales	3,185,931	—
Returns and discounts	(487,350)	—
Total Brand revenues, net	2,698,581	—
Total revenues, net	$5,685,987	$475,175
	2023			2022
	Marketplace	Brands	Total	Marketplace	Total
Revenues, net	$2,987,406	$2,698,581	$5,685,987	$475,175	$475,175
Segment cost of sales – services	$1,829,066	$—	$1,829,066	$716,102	$716,102
Segment cost of goods sold	$—	$1,969,147	$1,969,147	$—	$—
Segment Gross Profit	$1,158,340	$729,434	$1,887,774	$(240,927)	$(240,927)
Segment Gross Profit Margin	39%	27%	33%	(51)%	(51)%
Adjusted EBITDA	$(21,602,494)	$(1,906,208)	$(23,508,702)	$(6,254,330)	$(6,254,330)
Depreciation and amortization	$2,324,039	$118,667	$2,442,706	$842,185	$842,185
	For the years ended December 31,
	2023	2022
Adjusted EBITDA	$(23,508,702)	$(6,254,330)
Transaction costs incurred in connection with the Business Combination	(6,845,777)	—
Transaction costs incurred in connection with potential acquisitions	(550,792)	—
Share-based compensation (exclusive of what is included in transaction costs above)	(5,998,019)	—
Depreciation and amortization	(2,442,706)	(842,195)
Other income, net	340,807	118,158
Change in fair value of warrant liabilities	(1,313,500)	—
Change in fair value of earnout liabilities	1,740,000	—
Change in fair value of convertible notes	(14,571,109)	—
Income tax expense	(1,945)	(800)
Interest expense, net	(177,444)	591
Net loss	$(53,329,187)	$(6,978,576)

No asset information has been disclosed as the CODM does not regularly review asset information by reportable segment.